Shareholder Fees - SelectPortfoliosEnergyPortfolioPRO	Apr. 29, 2023 USD ($)
SelectPortfoliosEnergyPortfolioPRO | Select Energy Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none